Document and Entity Information	Mar. 31, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001872789
Current Fiscal Year End Date	--09-30
Document Type	8-K
Document Period End Date	Mar. 31, 2022
Entity Registrant Name	EMBECTA CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-41186
Entity Tax Identification Number	87-1583942
Entity Address, Address Line One	300 Kimball Drive
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	(201)
Local Phone Number	847-6880
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	EMBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false